UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Mortgage Securities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Total Return for the 6 Months Ended April 30, 2009
Class A	Class B	Class C	Class I	Barclays Capital Mortgage Index[1]	Lipper U.S. Mortgage Funds Index[2]
5.98%	5.61%	5.58%	6.06%	8.29%	6.21%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Although economic indicators remained weak at the end of the reporting period, most appeared to be showing signs of a possible bottom. First quarter 2009 gross domestic product declined 6.1 percent, which was marginally better than the fourth quarter 2008 decline of 6.3 percent. Overall, we believe broad economic stimulus, lower inventories, and easy capital conditions in both the consumer and business segments point to the potential for an upturn in the economy in the second half of 2009.

Pockets of value have begun to emerge in some non-Treasury sectors, most notably in the investment-grade and below investment-grade corporate credit area, and to a lesser extent in agency mortgage-backed securities. The mortgage sector improved in recent months, posting healthy price gains versus equal-duration Treasuries, due in part to the Federal Reserve's planned purchase of large quantities of agency mortgage-backed securities. Despite lower volatility in the sector, yield spreads remain wider than historic averages. While the commercial real estate market will likely face strong headwinds from a weak economy and loose underwriting standards, the residential real estate market should benefit from lower mortgage rates, opening the possibility for a refinancing wave and a reduction of inventory.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust underperformed the Barclays Capital Mortgage Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

The primary detractor from the Fund's performance relative to the Index was an allocation to non-agency mortgage securities, which are not represented in the Index. Although this position was reduced by the end of 2008, the impact of price declines due to forced selling in the market, rising mortgage delinquencies and falling home prices, particularly in the fourth quarter, was a drag on performance for the overall period. On the other hand, the agency mortgage-backed sector performed well during the first months of 2009, due in part to the targeted purchase of these securities by the Federal Reserve and the U.S. Treasury. This was especially true in the lower-coupon portion (4 to 6 percent) of the sector. We took opportunities to shift the portfolio's agency mortgage-backed position to focus on these lower-coupon issues, which benefited relative performance.

The Fund's yield curve positioning contributed to performance for the period. In response to a steepening of the yield curve late in the period, we positioned the portfolio to benefit from a potential narrowing of the yield spread between the 10-year portion of the yield curve and the long end of the curve through the use of Treasury futures contracts. This trade was additive to performance and the position was subsequently reduced. The Fund also benefited from a long position in intermediate forward swap rates and a short position in 30-year swap rates. We initiated this position based on our view that the market was too optimistic in pricing a recovery, and that intermediate forward rates were consequently too high relative to long rates. This view was borne out as rates came into line with our expectations and the position was subsequently unwound.

The Fund held a position in government agency securities, which are not included in the Index. The agency debenture sector benefited from the growing acceptance of the newer FDIC-backed bank issues and as a result, the Fund's agency holdings, which included FDIC-backed issues, had a positive impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION++ as of 04/30/09
Mortgage-Backed - FHLMC	36.8%
Mortgage-Backed - FNMA	26.6
Short-Term Investments	24.5
Mortgage-Backed - GNMA	8.5
U.S. Government Obligation	2.0
Collateralized Mortgage Obligations	1.6
LONG-TERM CREDIT ANALYSIS as of 04/30/09
AAA	99.8%
AA	0.1
BBB	0.1

++ Does not include long/short futures contracts with an underlying face amount of $15,354,236 and net unrealized appreciation of $51,897. Also does not include open swap contracts with net unrealized appreciation of $66,109.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in mortgage-related securities, including mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs") and commercial mortgage-backed securities ("CMBS"). In making investment decisions, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., considers economic developments, interest rate levels and other factors. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest. The Fund may also use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 07/28/97) MTGAX	Class B Shares** (since 03/31/87) MTGBX	Class C Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX
1 Year	–1.78%[3] –5.96 [4]	–2.36%[3] –7.08 [4]	–2.31%[3] –3.26 [4]	–1.42%[3] —
5 Years	0.81 [4]	0.73 [4]	1.09 [4]	—
10 Years	3.13 [4]	2.93 [4]	2.83 [4]	—
Since Inception	3.79 [4]	5.28 [4]	3.43 [4]	—
Gross Expense Ratio	1.16	1.77	1.77	0.92

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

(1)  The Barclays Capital (formerly Lehman Brothers) Mortgage Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 – 04/30/09
Class A
Actual (5.98% return)	$1,000.00	$1,059.80	$6.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.89	$5.96
Class B
Actual (5.61% return)	$1,000.00	$1,056.10	$9.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class C
Actual (5.58% return)	$1,000.00	$1,055.80	$9.12
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.92	$8.95
Class I
Actual (6.06% return)	$1,000.00	$1,060.60	$4.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.13	$4.71

  @  Expenses are equal to the Fund's annualized expense ratios of 1.19%, 1.79%, 1.79% and 0.94% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 1.20%, 1.80%, 1.80% and 0.95% for Class A, Class B, Class C and Class I shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (95.6%)
	Federal Home Loan Mortgage Corp. (12.3%)
$4,138	05/01/23 - 01/01/36	4.50%	$4,233,894
5,386	01/01/37	5.00	5,547,697
482	01/01/36	5.50	499,936
1,049	08/01/16 - 01/01/21	9.50	1,168,899
824	07/01/09 - 10/01/21	10.00	928,289
40	02/01/16 - 12/01/17	10.50	44,941
47	05/01/20	11.00	50,619
			12,474,275
	Federal Home Loan Mortgage Corp. (ARM) (0.6%)
586	04/01/36	5.529	607,051
	Federal Home Loan Mortgage Corp. PC Gold (22.4%)
8,436	08/01/35 - 07/01/38	5.00	8,684,814
2,015	(a)	5.00	2,071,358
3,520	11/01/37	5.50	3,645,188
5,025	(a)	5.50	5,198,518
1,206	04/01/36 - 03/01/38	6.00	1,261,188
489	06/01/29 - 09/01/33	6.50	523,563
325	(a)	6.50	344,246
583	04/01/20 - 08/01/32	7.50	634,162
237	02/01/23 - 07/01/31	8.00	259,844
			22,622,881
	Federal Home Loan Mortgage Corp. Strip (g) (0.1%)
398	208 IO 06/01/30 (IO)	7.00	54,889
366	206 IO 12/01/29 (IO)	7.50	53,513
			108,402
	Federal National Mortgage Assoc. (48.2%)
194	11/01/23	4.50	199,033
1,525	(a)	4.50	1,566,938
3,863	12/01/35 - 03/01/39	5.00	3,979,912
19,406	10/01/35 - 02/01/38	5.50	20,139,901
2,100	(a)	5.50	2,175,797
5,131	07/01/37 - 07/01/38	6.00	5,369,867
8,300	(a)	6.00	8,675,839
3,789	01/01/27 - 12/01/33	6.50	4,063,650
56	07/01/23 - 06/01/32	7.00	60,033
440	01/01/30 - 01/01/32	7.50	479,584

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
$405	08/01/24 - 02/01/32	8.00%		$443,787
35	01/01/22 - 04/01/25	8.50		38,446
1,081	09/01/19 - 04/01/30	9.50		1,210,081
17	03/01/16	9.75		19,019
327	04/01/13 - 02/01/25	10.00		363,845
				48,785,732
	Federal National Mortgage Assoc. (ARM) (0.7%)
639	09/01/35	5.024		664,031
	Federal National Mortgage Assoc. Strip (g) (0.1%)
301	307 IO 06/01/30 (IO)	8.00		42,738
352	267 2 10/01/24 (IO)	8.50		48,455
				91,193
	Government National Mortgage Assco. (11.1%)
1,800	(a)	4.50		1,836,000
3,825	(a)	5.50		3,973,815
3,357	02/15/39	5.50		3,491,535
508	08/15/25 - 05/15/29	6.50		541,960
6	06/15/29 - 08/15/29	7.50		6,873
355	10/15/19 - 10/15/24	8.50		384,764
29	05/15/16 - 11/15/20	10.00		31,316
888	04/15/21	11.00		1,007,081
				11,273,344
	Government National Mortgage Assoc. II (0.1%)
105	05/20/30	8.00		116,930
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $94,465,293)			96,743,839
	U.S. Government Obligation (2.7%)
	U.S. Treasury Bond
3,000	02/15/39 (Cost $2,785,787)	3.50		2,719,209
	Collateralized Mortgage Obligations (2.2%)
	U.S. Government Agencies (0.8%)
	Federal National Mortgage Assoc.
790	1996-46 FC 12/25/23	1.763	(d)	796,780
285	2001-4 SA 02/17/31 (IO) (g)	6.588	(d)	23,747
	Total U.S. Government Agencies			820,527

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	Private Issues (1.4%)
	American Home Mortgage Investment Trust
$150	2004-1 1A 04/25/44	0.872	(d)%	$77,140
784	2005-4 3A3 11/25/45 (g)	0.962	(d)	71,815
	Countrywide Alternative Loan Trust
103	2005-44 1A2A 10/25/35 (g)	3.549	(d)	67,119
80	2006-OA2 A2A 05/20/46	0.695	(d)	66,353
	Countrywide Home Loans
527	2005-11 4A1 04/25/35	0.792	(d)	210,869
	DSLA Mortgage Loan Trust
1,357	2005-AR4 2A2 08/19/45 (g)	1.710	(d)	251,044
	Structured Asset Mortgage Investments Inc.
448	2005-AR2 2A1 05/25/45	0.752	(d)	182,186
	WAMU Mortgage Pass-through Certificates
407	2005-AR6 2AB2 04/25/45	0.792	(d)	121,129
709	2005-AR8 2AB3 07/25/45	0.882	(d)	220,646
19	2005-AR13 A1B1 10/25/45 (g)	0.782	(d)	17,023
1,325	2006-AR5 A1B3 06/25/46 (g)	0.872	(d)	39,750
29	2006-AR7 C1B1 07/25/46 (g)	0.582	(d)	26,339
	Total Private Issues			1,351,413
	Total Collateralized Mortgage Obligations (Cost $2,708,460)			2,171,940
NUMBER OF CONTRACTS
	Call Options Purchased (0.0%)
186	EURO$ 2YR MID-CRV September/2009 @97.75 (Cost $142,318)			44,175
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (32.6%)
	U.S. Government Agencies & Obligation (e) (24.4%)
	Federal Home Loan Mortgage
$4,715	05/04/09	0.22		4,714,913
5,000	07/08/09 (c)	0.26		4,998,490
3,000	05/08/09	0.39		2,999,952
	Federal National Mortgage Assoc.
3,200	05/11/09	0.37		3,199,930

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Treasury Bills (b)
$2,255	05/15/09 (c)	0.055%	$2,254,910
1,500	06/11/09 (c)	0.18	1,499,692
5,000	05/21/09	0.235	4,999,347
	Total U.S. Government Agencies & Obligation (Cost $24,665,851)		24,667,234
	Securities Held as Collateral on Loaned Securities (7.8%)
	Repurchase Agreements (1.2%)
478	Bank of America Securities LLC (0.18%, dated 04/30/09, due 05/01/09; proceeds $478,061; fully collateralized by U.S. government agency security at the date of this Portfolio of Investments as follows: GNMA 6.00% due 10/20/38; value at $487,402)		477,822
108	Bank of America Securities LLC (0.30%, dated 04/30/09, due 05/01/09; proceeds $107,949; fully collateralized by commercial paper at the date of this Portfolio of Investments as follow: Bank of New Zealand International Funding Ltd. 1.249% due 09/17/09; value at $110,113)		107,948
324	Barclays (0.60%, dated 04/30/09, due 05/01/09; proceeds $323,850; fully collateralized by common stock at the date of this Portfolio of Investments as follow: Hasbro, Inc.; valued at $340,060)		323,844
324	Citigroup (0.60%, dated 04/30/09, due 05/01/09; proceeds $323,850; fully collateralized by covertible preferred stock at the date of this Portfolio of Investments as follow: CIT Group Inc.; valued at $340,269)		323,844
	Total Repurchase Agreements (Cost $1,233,458)		1,233,458
NUMBER OF SHARES (000)
	Investment Company (f) (6.6%)
6,672	Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class (Cost $6,671,542)		6,671,542
	Total Securities Held as Collateral on Loaned Securities (Cost $7,905,000)		7,905,000
	Investment Company (f) (0.4%)
384	Morgan Stanley Institutional Liquidity Funds-Government Portfolio - Institutional Class (Cost $384,275)		384,275
	Total Short-Term Investments (Cost $32,955,126)		32,956,509
	Total Investments (Cost $133,056,984) (h)(i)	133.1%	134,635,672
	Liabilities in Excess of Other Assets	(33.1)	(33,439,268)
	Total Written Options Outstanding (Premium received $23,007)	0.0	(4,650)
	Net Assets	100.0%	$101,191,754

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

  ARM  Adjustable rate mortgage. Interest rate in effect as of April 30, 2009.

  IO  Interest only security.

  PC  Participation certificate.

  (a)  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

  (b)  All of a portion of these securities have been physically segregated in connection with open futures contracts.

  (c)  All or a portion of this security was on loan at April 30, 2009.

  (d)  Floating rate security, rate shown is the rate in effect at April 30, 2009.

  (e)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds-Government Portfolio - Institutional Class & Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio - Institutional Class.

  (g)  Securities with a total market value equal to $696,432 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 9.

  (h)  Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, options, open swap and futures contracts.

  (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,436,526 and the aggregate gross unrealized depreciation is $857,838 resulting in net unrealized depreciation of $1,578,688.

Futures Contracts Open at April 30, 2009:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
44	Long	U.S. Treasury Notes 5 Year, June 2009	$5,154,188	$(22,693)
9	Long	U.S. Treasury Notes 2 Year, June 2009	1,957,922	5,832
6	Short	Euro$ Futures March 2012	(1,451,700)	6,975
6	Short	Euro$ Futures December 2011	(1,453,800)	7,034
6	Short	Euro$ Futures September 2011	(1,457,175)	6,899
6	Short	Euro$ Futures June 2011	(1,460,700)	6,332
20	Short	U.S. Treasury Notes 10 Year, June 2009	(2,418,751)	41,518
		Net Unrealized Appreciation		$51,897

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

Options Written at April 30, 2009:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
186	EURO$ 2YR MID-CRV	$98.50	September 2009	$23,007	$4,650

Interest Rate Swap Contracts Open at April 30, 2009:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION
Citibank N.A. New York	$1,390	Floating Rate 1.027#%	Fixed Rate 3.525%	May 1, 2039	$25,312
Credit Suisse Group	1,350	Floating Rate 1.053#	Fixed Rate 3.46	April 29, 2039	40,797
Total Unrealized Appreciation					$66,109

  #  Floating rate based on USD-3 Months LIBOR.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $126,001,167) (including $7,848,128 for securities loaned)	$127,579,855
Investment in affiliate, at value (cost $7,055,817)	7,055,817
Unrealized appreciation on open swap contracts	66,109
Cash	1,345
Receivable for:
Investment sold	15,958,543
Interest	374,499
Principal paydowns	32,607
Variation margin	5,162
Dividends from affiliate	294
Shares of beneficial interest sold	218
Periodic interest on open swap contracts	79
Prepaid expenses and other assets	31,080
Total Assets	151,105,608
Liabilities:
Collateral on securities loaned at value	7,905,000
Written options outstanding, at value (premium received $23,007)	4,650
Payable for:
Investments purchased	41,573,673
Shares of beneficial interest redeemed	156,737
Investment advisory fee	38,542
Distribution fee	28,526
Dividends to shareholders	20,748
Transfer agent fee	12,011
Periodic interest on open swap contracts	11,948
Administration fee	6,683
Accrued expenses and other payables	155,336
Total Liabilities	49,913,854
Net Assets	$101,191,754
Composition of Net Assets:
Paid-in-capital	$133,798,727
Net unrealized appreciation	1,715,050
Accumulate undistributed net investment income	549,947
Accumulated net realized loss	(34,871,970)
Net Assets	$101,191,754
Class A Shares:
Net Assets	$85,767,970
Shares Outstanding (unlimited authorized, $.01 par value)	10,655,110
Net Asset Value Per Share	$8.05
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.41
Class B Shares:
Net Assets	$11,636,200
Shares Outstanding (unlimited authorized, $.01 par value)	1,473,086
Net Asset Value Per Share	$7.90
Class C Shares:
Net Assets	$3,580,206
Shares Outstanding (unlimited authorized, $.01 par value)	449,009
Net Asset Value Per Share	$7.97
Class I Shares:
Net Assets	$207,378
Shares Outstanding (unlimited authorized, $.01 par value)	26,282
Net Asset Value Per Share	$7.89

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2009 (unaudited)

Net Investment Income: Income
Interest	$2,400,258
Income from securities loaned - net	16,793
Dividends from affiliate	15,351
Total Income	2,432,402
Expenses
Investment advisory fee	243,974
Distribution fee (Class A shares)	107,387
Distribution fee (Class B shares)	55,983
Distribution fee (Class C shares)	15,704
Transfer agent fees and expenses	54,696
Professional fees	50,996
Administration fee	41,528
Shareholder reports and notices	32,837
Registration fees	26,134
Custodian fees	17,884
Trustees' fees and expenses	5,254
Other	19,319
Total Expenses	671,696
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(3,436)
Net Expenses	668,260
Net Investment Income	1,764,142
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(10,183,317)
Futures contracts	(552,902)
Options contracts	37,363
Swap contracts	2,985,636
Net Realized Loss	(7,713,220)
Change in Unrealized Appreciation/Depreciation on:
Investments	12,854,444
Futures contracts	(136,026)
Options contracts	(79,786)
Swap contracts	(501,216)
Net Change in Unrealized Appreciation/Depreciation	12,137,416
Net Gain	4,424,196
Net Increase	$6,188,338

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,764,142	$6,803,417
Net realized loss	(7,713,220)	(12,005,731)
Net change in unrealized appreciation/depreciation	12,137,416	(10,010,621)
Net Increase (Decrease)	6,188,338	(15,212,935)
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,409,871)	(5,269,488)
Class B shares	(178,921)	(920,067)
Class C shares	(49,465)	(198,511)
Class I shares	(26,696)	(501,219)
Total Dividends	(1,664,953)	(6,889,285)
Net decrease from transactions in shares of beneficial interest	(17,646,178)	(33,438,499)
Net Decrease	(13,122,793)	(55,540,719)
Net Assets:
Beginning of period	114,314,547	169,855,266
End of Period (Including accumulated undistributed net investment income of $549,947 and $450,758, respectively)	$101,191,754	$114,314,547

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

From November 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The board of Trustees approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Interest Rate Swaps — The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

F. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the six months ended April 30, 2009 were as follows:

	NUMBER OF CONTRACT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	335	$77,485
Options closed	(149)	(54,478)
Options written, outstanding at end of the period	186	$23,007

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at April 30, 2009 were $7,848,128 and $7,905,000, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

H. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

J. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.85% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,336,862 at April 30, 2009.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $21, $12,706 and $95, respectively, and received $2,228 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For six months ended April 30, 2009, advisory fees paid were reduced by $3,436 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $15,351 for the six months ended April 30, 2009. During the six months ended April 30, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $85,805,207 and $95,560,901, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for the six months ended April 30, 2009 were $295,557,891 and $315,925,314, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended April 30, 2009, included in "trustees' fees and expenses" in the Statement of Operations amounted to $2,947. At April 30, 2009, the Fund had an accrued pension liability of $59,141 which is included in "accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008, the Fund had temporary book/tax differences primarily attributable to nondeductible expenses and dividend payable.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	227,185	$1,809,930	195,429	$1,612,452
Conversion from Class B	10,358	82,406	130,883	1,141,587
Reinvestment of dividends	170,498	1,354,993	545,293	4,570,477
Redeemed	(1,172,447)	(9,282,380)	(3,318,849)	(27,861,078)
Net decrease — Class A	(764,406)	(6,035,051)	(2,447,244)	(20,536,562)
CLASS B SHARES
Sold	34,699	271,555	62,093	511,122
Conversion to Class A	(10,552)	(82,406)	133,370	(1,141,587)
Reinvestment of dividends	22,126	172,391	93,822	775,372
Redeemed	(516,793)	(4,042,373)	(1,194,317)	(9,810,286)
Net decrease — Class B	(470,520)	(3,662,833)	(1,171,772)	(9,665,379)
CLASS C SHARES
Sold	29,536	232,585	19,020	165,104
Reinvestment of dividends	6,219	48,940	21,143	175,822
Redeemed	(78,156)	(616,718)	(185,355)	(1,576,751)
Net decrease — Class C	(42,401)	(335,193)	(145,192)	(1,235,825)
CLASS I SHARES
Sold	4,792	34,249	68,926	583,081
Reinvestment of dividends	3,730	28,895	57,552	474,608
Redeemed	(1,007,020)	(7,676,245)	(372,995)	(3,058,422)
Net decrease — Class I	(998,498)	(7,613,101)	(246,517)	(2,000,733)
Net decrease in Fund	(2,275,825)	$(17,646,178)	(4,010,725)	$(33,438,499)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

8. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio position or anticipated positions in U.S. Government securities, the Fund may enter into interest rate, swap and Eurodollar futures contacts ("futures contracts"). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of a liquid secondary market for an option.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may invest in mortgage securities, including securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

The Fund may lend securities to qualified institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

9. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets:
Investments in Securities	$134,591,497	$32,898,328	$100,996,737	$696,432
Other Financial Instruments*	162,181	96,072	66,109	—
Total	$134,753,678	$32,994,400	$101,062,846	$696,432
Liabilities:
Other Financial Instruments*	$(4,650)	$(4,650)	—	—

*  Other financial instruments include futures, options, and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

INVESTMENTS IN SECURITIES
Beginning Balance	$4,305,345
Net purchases (sales)	(2,752,449)
Transfers in and/or out	114,206
Change in unrealized appreciation/depreciation	8,730,378
Realized gains (losses)	(9,701,048)
Ending Balance	$696,432
Net change in unrealized appreciation/ depreciation from investments still held as of April 30, 2009	$36,518

10. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund's financial statement disclosures.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.71		$9.03		$9.08		$9.17	$9.40	$9.29
Income (loss) from investment operations:
Net investment income	0.14		0.41		0.45		0.37	0.19	0.07
Net realized and unrealized gain (loss)	0.33		(1.32)		(0.03)		(0.02)	(0.03)	0.36
Total income (loss) from investment operations	0.47		(0.91)		0.42		0.35	0.16	0.43
Less dividends from net investment income	(0.13)		(0.41)		(0.47)		(0.44)	(0.39)	(0.32)
Net asset value, end of period	$8.05		$7.71		$9.03		$9.08	$9.17	$9.40
Total Return(1)	5.98	%(5)	(10.22)%		4.76%		3.95%	1.68%	4.74%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.19	%(3)(6)	1.15	%(3)	1.14	%(3)	1.09%	1.05%	0.91%
Net investment income	3.50	%(3)(6)	4.83	%(3)	5.00	%(3)	4.21%	2.31%	1.52%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$85,768		$88,098		$125,274		$140,929	$170,689	$10,663
Portfolio turnover rate	283	%(5)	499%		534%		657%	772%	666%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.57		$8.87		$8.92		$9.00	$9.23	$9.12
Income (loss) from investment operations:
Net investment income	0.12		0.35		0.39		0.31	0.12	0.00
Net realized and unrealized gain (loss)	0.31		(1.30)		(0.03)		(0.01)	(0.03)	0.36
Total income (loss) from investment operations	0.43		(0.95)		0.36		0.30	0.09	0.36
Less dividends from net investment income	(0.10)		(0.35)		(0.41)		(0.38)	(0.32)	(0.25)
Net asset value, end of period	$7.90		$7.57		$8.87		$8.92	$9.00	$9.23
Total Return(1)	5.61	%(5)	(10.80)%		4.23%		3.31%	0.97%	4.05%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.79	%(3)(6)	1.76	%(3)	1.75	%(3)	1.70%	1.65%	1.59%
Net investment income	2.90	%(3)(6)	4.22	%(3)	4.39	%(3)	3.61%	1.71%	0.84%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$11,636		$14,714		$27,630		$45,202	$73,635	$305,066
Portfolio turnover rate	283	%(5)	499%		534%		657%	772%	666%

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (3)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.64		$8.95		$9.00		$9.08	$9.31	$9.20
Income (loss) from investment operations:
Net investment income	0.12		0.35		0.39		0.32	0.13	0.01
Net realized and unrealized gain (loss)	0.31		(1.30)		(0.03)		(0.01)	(0.03)	0.35
Total income (loss) from investment operations	0.43		(0.95)		0.36		0.31	0.10	0.36
Less dividends from net investment income	(0.10)		(0.36)		(0.41)		(0.39)	(0.33)	(0.25)
Net asset value, end of period	$7.97		$7.64		$8.95		$9.00	$9.08	$9.31
Total Return(1)	5.58	%(5)	(10.78)%		4.24%		3.35%	1.08%	4.03%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	1.79	%(3)(6)	1.76	%(3)	1.75	%(3)	1.67%	1.56%	1.59%
Net investment income	2.90	%(3)(6)	4.22	%(3)	4.39	%(3)	3.64%	1.80%	0.84%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$3,580		$3,755		$5,697		$7,244	$9,739	$12,864
Portfolio turnover rate	283	%(5)	499%		534%		657%	772%	666%

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2009		2008		2007		2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$7.56		$8.85		$8.90		$8.98	$9.21	$9.10
Income (loss) from investment operations:
Net investment income	0.15		0.42		0.46		0.39	0.20	0.08
Net realized and unrealized gain (loss)	0.32		(1.29)		(0.03)		(0.01)	(0.03)	0.36
Total income (loss) from investment operations	0.47		(0.87)		0.43		0.38	0.17	0.44
Less dividends from net investment income	(0.14)		(0.42)		(0.48)		(0.46)	(0.40)	(0.33)
Net asset value, end of period	$7.89		$7.56		$8.85		$8.90	$8.98	$9.21
Total Return(1)	6.06	%(5)	(9.96)%		5.01%		4.31%	1.83%	4.93%
Ratios to Average Net Assets:(2)
Total expenses (before expense offset)	0.94	%(3)(6)	0.91	%(3)	0.90	%(3)	0.85%	0.80%	0.74%
Net investment income	3.75	%(3)(6)	5.07	%(3)	5.24	%(3)	4.46%	2.56%	1.69%
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.00	%(4)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$207		$7,747		$11,255		$11,469	$10,967	$12,742
Portfolio turnover rate	283	%(5)	499%		534%		657%	772%	666%

(1)  Calculated based on the net asset value as of the last business day of the period.

(2)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(3)  The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Mortgage Securities Trust

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

MTGSAN
IU09-02673P-Y04/09

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage Securities Trust

Semiannual Report

April 30, 2009

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

3